Loans Payable - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 18, 2018 CAD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2019 CAD ($) $ / shares shares	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 USD ($)
Loans and advances to banks repayable [line Items]
Bonds issued			$ 2,769
Finder warrants			$ 171
Warrants issued | shares			3,000,000
Exercise price of warrants issued | $ / shares			$ 0.20
Warrants expiration date			Jun. 18, 2021
Discount on warrants			$ 171
Secured loan				$ 1,282	$ 1,000,000
Secured loan interest				8.00%
Loan paid date				October 25, 2019
Loan extension period		additional 6 months to April 25, 2020.
Repayment on debt		$ 1,040,000
Private Placements [member]
Loans and advances to banks repayable [line Items]
Bonds issued	$ 3,000
Structuring And Finder Fee	60
Finder warrants	171
Discount on bonds	$ 231
Interest rate percentage of bonds	8.00%
Maturity period	June 18, 2020